NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9%
	Communications - 2.7%
6,181	EchoStar Corporation, Class A(a)	$471,981
8,795	IAC, Inc.(a)	299,646
7,453	Iridium Communications, Inc.	130,129
22,134	TEGNA, Inc.	449,984
		1,351,740
	Consumer Discretionary - 17.7%
8,785	Advance Auto Parts, Inc.	539,399
2,715	Asbury Automotive Group, Inc.(a)	663,682
9,340	Autoliv, Inc.	1,153,490
13,555	Bath & Body Works, Inc.	349,177
30,041	BorgWarner, Inc.	1,320,601
7,968	Etsy, Inc.(a)	528,996
18,527	Gentex Corporation	524,314
43,666	Goodyear Tire & Rubber Company (The) (a)	326,622
869	Group 1 Automotive, Inc.	380,196
5,000	KB Home	318,200
16,948	Kohl’s Corporation	260,491
10,469	Meritage Homes Corporation	758,270
2,475	Penske Automotive Group, Inc.	430,427
3,853	Scotts Miracle-Gro Company (The)	219,428
2,374	Vail Resorts, Inc.	355,079
49,009	VF Corporation	707,200
		8,835,572
	Consumer Staples - 2.9%
1,203	Boston Beer Company, Inc. (The), Class A(a)	254,338
7,192	Edgewell Personal Care Company	146,429
13,729	Grocery Outlet Holding Corp(a)	220,350
3,528	PriceSmart, Inc.	427,559
6,899	Simply Good Foods Company (The)(a)	171,233
1,330	The Marzetti Company	229,811
		1,449,720
	Energy - 3.1%
9,160	California Resources Corporation	487,128
17,094	Murphy Oil Corporation	485,641

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Energy - 3.1% (Continued)
45,058	Patterson-UTI Energy, Inc.	$233,400
5,063	Weatherford International PLC	346,462
		1,552,631
	Financials - 22.2%
14,206	Air Lease Corporation	904,211
4,679	Ameris Bancorp	343,017
26,365	Arbor Realty Trust, Inc.	321,917
20,505	Atlantic Union Bankshares Corporation	723,621
6,176	Bread Financial Holdings, Inc.	344,436
7,539	Brighthouse Financial, Inc.(a)	400,170
18,584	Comerica, Inc.	1,273,377
2,721	Community Financial System, Inc.	159,559
10,784	CVB Financial Corporation	203,925
3,970	Federated Hermes, Inc., B	206,162
8,105	First Financial Bankshares, Inc.	272,733
10,120	First Hawaiian, Inc.	251,280
42,552	Flagstar Financial Inc	491,476
13,497	Fulton Financial Corporation	251,449
1,864	GATX Corporation	325,827
23,026	Lincoln National Corporation	928,638
9,626	Radian Group, Inc.	348,654
13,067	Renasant Corporation	482,042
12,173	Seacoast Banking Corporation of Florida	370,424
8,165	Selective Insurance Group, Inc.	661,937
17,874	Simmons First National Corporation, Class A	342,645
4,065	StepStone Group, Inc., Class A	265,485
17,489	United Community Banks, Inc.	548,280
11,290	WaFd, Inc.	341,974
4,584	Walker & Dunlop, Inc.	383,314
		11,146,553
	Health Care - 6.1%
8,430	Alkermes plc(a)	252,900
8,470	Bruker Corporation	275,190
4,721	CONMED Corporation	222,029

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Health Care - 6.1% (Continued)
2,909	Haemonetics Corporation(a)	$141,785
31,026	Neogen Corporation(a)	177,158
6,950	Omnicell, Inc.(a)	211,628
11,345	Premier, Inc., Class A	315,391
9,679	QuidelOrtho Corporation(a)	285,047
14,418	Select Medical Holdings Corporation	185,127
12,499	Sotera Health Co. (a)	196,609
6,303	Teleflex, Inc.	771,235
		3,034,099
	Industrials - 16.1%
9,049	ABM Industries, Inc.	417,340
2,503	Advanced Energy Industries, Inc.	425,860
2,824	Alarm.com Holdings, Inc.(a)	149,898
2,428	Arcosa, Inc.	227,527
10,895	Avista Corporation	411,940
8,363	Enovis Corporation(a)	253,733
2,797	Exponent, Inc.	194,336
15,814	GXO Logistics, Inc.(a)	836,402
5,595	Hexcel Corporation	350,807
8,497	Hub Group, Inc., Class A	292,637
50,280	JetBlue Airways Corporation(a)	247,378
3,704	John Bean Technologies Corporation	520,228
10,410	Kennametal, Inc.	217,881
8,038	Kratos Defense & Security Solutions, Inc.(a)	734,431
6,929	Mercury Systems, Inc.(a)	536,304
1,999	Novanta, Inc.(a)	200,200
20,582	Resideo Technologies, Inc. (a)	888,731
14,566	Robert Half, Inc.	494,953
8,838	Timken Company (The)	664,441
		8,065,027
	Information Technology - 0.6%
6,554	Concentrix Corporation	302,467

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Materials - 7.5%
3,386	Cabot Corporation	$257,505
15,970	Celanese Corporation	672,017
3,560	Greif, Inc., Class A	212,746
7,852	H.B. Fuller Company	465,467
2,999	Materion Corporation	362,309
28,462	MDU Resources Group, Inc.	506,908
4,706	Minerals Technologies, Inc.	292,337
15,401	Peabody Energy Corporation	408,435
13,021	Sealed Air Corporation	460,292
11,307	SunCoke Energy, Inc.	92,265
		3,730,281
	Real Estate - 7.4%
5,636	Acadia Realty Trust	113,565
7,259	COPT Defense Properties	210,947
32,090	Cushman and Wakefield plc(a)	510,873
9,575	Douglas Emmett, Inc.	149,083
3,791	EastGroup Properties, Inc.	641,665
7,593	Hannon Armstrong Sustainable Infrastructure Capital	233,105
5,587	Highwoods Properties, Inc.	177,778
39,652	LXP Industrial Trust	355,282
11,985	Macerich Company (The)	218,127
10,023	PotlatchDeltic Corporation	408,437
20,080	Rayonier, Inc.	532,923
2,890	SL Green Realty Corporation	172,851
		3,724,636
	Technology - 9.9%
2,726	Blackbaud, Inc.(a)	175,309
2,791	Cirrus Logic, Inc.(a)	349,684
10,491	Dropbox, Inc., Class A(a)	316,933
6,011	FormFactor, Inc.(a)	218,921
12,076	Knowles Corporation(a)	281,492
7,313	Kulicke & Soffa Industries, Inc.	297,200
9,524	NetScout Systems, Inc.(a)	246,005
12,954	Qorvo, Inc.(a)	1,179,851

NAA SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	Technology - 9.9% (Continued)
2,107	Qualys, Inc.(a)	$278,819
3,624	Sanmina Corporation(a)	417,159
8,625	Teradata Corporation(a)	185,524
6,409	TTM Technologies, Inc.(a)	369,158
6,066	Ziff Davis, Inc.(a)	231,115
36,272	ZoomInfo Technologies, Inc., CLASS A(a)	395,727
		4,942,897
	Utilities - 1.7%
2,604	American States Water Company	190,925
8,157	California Water Service Group	374,326
3,217	Otter Tail Corporation	263,697
		828,948

	TOTAL COMMON STOCKS (Cost $48,318,831)	48,964,571

	EXCHANGE-TRADED FUNDS — 1.7%
	Equity - 1.7%
1,932	iShares Russell 2000 Value ETF	341,597
2,363	Vanguard Small-Cap Value ETF	493,182
	TOTAL EXCHANGE-TRADED FUNDS (Cost $820,899)	834,779

	TOTAL INVESTMENTS - 99.6% (Cost $49,139,730)	$49,799,350
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	176,067
	NET ASSETS - 100.0%	$49,975,417

PLC – Public Limited Company

(a)	Non-income producing security.